CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flow from operating activities
Net earnings	$ 407.0	$ 408.9	$ 261.2
Adjustments to Reconcile Net earnings to net cash flow from operations: [Abstract]
Non-cash restructuring costs	42.9	0	0
Net pension/post-retirement gains	(107.6)	0	0
Depreciation and amortization	144.5	162.2	181.3
Deferred income taxes	43.3	(2.9)	26.4
Other non-cash charges	70.9	55.0	84.2
Other, net	(59.7)	(37.1)	(30.4)
Operating cash flow before changes in working capital	541.3	586.1	522.7
Changes in assets and liabilities used in operations, net of effects of business acquisitions [Abstract]
Decrease/(increase) in accounts receivable, net	181.8	38.2	(19.7)
Decrease/(increase) in inventories	45.1	(17.6)	65.1
Increase in other current assets	(45.8)	(11.6)	(33.8)
Increase/(decrease) in accounts payable	17.5	47.1	(12.0)
Increase/(decrease) in other current liabilities	10.1	(10.6)	(109.8)
Net cash from operating activities	750.0	631.6	412.5
Cash flow from investing activities
Capital expenditures	(90.6)	(111.0)	(98.0)
Proceeds from sale of assets	1.8	19.3	7.6
Acquisition, net of cash acquired	0	0	(267.1)
Other, net	(0.3)	(3.2)	(6.0)
Net cash used by investing activities	(89.1)	(94.9)	(363.5)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount	0	498.6	600.0
Payment of debt issue cost	0	(4.3)	(7.6)
Cash payments on debt with original maturities greater than 90 days	(231.5)	(441.0)	(576.0)
Net (decrease)/increase in debt with original maturities of 90 days or less	(63.9)	100.9	45.7
Common Stock Purchased	0	(417.8)	(276.0)
Cash dividends paid	(105.6)	(24.9)	0
Proceeds from issuance of common stock	18.2	3.0	8.2
Excess tax benefits from share-based payments	5.3	2.2	3.7
Net cash used by financing activities	(377.5)	(283.3)	(202.0)
Effect of exchange rate changes on cash	(3.6)	(6.1)	(5.5)
Net increase/(decrease) in cash and cash equivalents	279.8	247.3	(158.5)
Cash and cash equivalents, beginning of period	718.5	471.2	629.7
Cash and cash equivalents, end of period	$ 998.3	$ 718.5	$ 471.2